INCOME TAXES - Narrative (Details) - CNY (¥) ¥ in Thousands	12 Months Ended					36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Tax losses carry forwards	¥ 2,353,755						¥ 2,353,755
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income Taxes, Preferential Income Tax Rate Advanced and New Technology Enterprises	15.00%						15.00%		15.00%
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent	12.50%	12.50%	12.50%	0.00%
Income Taxes, Calculation Basis under Deemed Profit Method	25
Withholding tax expense			¥ 25,672
Effective Income Tax Rate Reconciliation, Tax Holiday, Percent	0.00%	0.00%	0.00%		50.00%
State Administration of Taxation, China [Member]
Withholding Tax Percentage On Repatriated Earnings	10.00%
Maximum
Income Taxes, Preferential Income Tax Rate Small Profit Enterprises			20.00%			20.00%		20.00%
Income Taxes, Following Preferential Income Tax Rate Small Profit Enterprises			50.00%			75.00%		50.00%
HK [Member]
Tax losses carry forwards	¥ 7,468						¥ 7,468
Tarena Hangzhou [Member]
PRC statutory income tax rate	15.00%	25.00%	12.50%
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent	50.00%
Hanru Hangzhou [Member]
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent		50.00%
2021 [Member]
Tax losses carry forwards	¥ 5,164						5,164
2022 [Member]
Tax losses carry forwards	54,792						54,792
2023 [Member]
Tax losses carry forwards	420,616						420,616
2024 [Member]
Tax losses carry forwards	1,026,407						1,026,407
2025 [Member]
Tax losses carry forwards	¥ 839,308						¥ 839,308